Accrued liabilities and other current payables	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Accrued liabilities and other current payables

Note 9 — Accrued liabilities and other current payables

Accrued liabilities and other payables consisted of the following:

	As of March 31,
	2022	2021

Advances from customers	$4,248	$85,249
Accrued liabilities	209,019	97,238
Other current payables	21,141	23,775
Accrued expenses and other payables	$234,408	$206,262